Consolidated condensed statements of financial position - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Contracted concessional assets	$ 7,987,180	$ 8,155,418
Investments carried under the equity method	111,798	116,614
Financial investments	84,420	89,754
Deferred tax assets	146,668	152,290
Total non-current assets	8,330,066	8,514,076
Current assets
Inventories	25,223	23,958
Trade and other receivables	275,675	331,735
Financial investments	196,753	200,084
Cash and cash equivalents	1,058,843	868,501
Assets held for sale	92,089	0
Total current assets	1,648,583	1,424,278
Total assets	9,978,649	9,938,354
Equity attributable to the Company
Share capital	11,080	10,667
Share premium	1,011,743	1,011,743
Capital reserve	965,678	881,745
Other reserves	126,074	96,641
Accumulated currency translation differences	(99,054)	(99,925)
Accumulated deficit	(383,406)	(373,489)
Non-controlling interests	225,759	213,499
Total equity	1,857,874	1,740,881
Non-current liabilities
Long-term corporate debt	939,694	970,077
Long-term project debt	4,519,942	4,925,268
Grants and other liabilities	1,199,685	1,229,767
Derivative liabilities	287,861	328,184
Deferred tax liabilities	265,651	260,923
Total non-current liabilities	7,212,833	7,714,219
Current liabilities
Short-term corporate debt	25,626	23,648
Short-term project debt	680,275	312,346
Trade payables and other current liabilities	91,147	92,557
Income and other tax payables	38,722	54,703
Liabilities directly associated with the assets held for sale	72,172	0
Total current liabilities	907,942	483,254
Total equity and liabilities	$ 9,978,649	$ 9,938,354